UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

	Number of Shares	Value

COMMON STOCK 89.1%
CLOSED-END INVESTMENT COMPANY 0.5%
ProLogis European Properties (Netherlands)	400,400	$7,463,594

DIVERSIFIED 9.6%
Colonial Properties Trust	946,200	45,237,822
Digital Realty Trust	382,600	11,983,032
Entertainment Properties Trust	312,700	15,422,364
iStar Financial	468,400	19,532,280
Lexington Corporate Properties Trust	465,300	9,855,054
Spirit Finance Corp.	1,365,800	15,856,938
Vornado Realty Trust	276,000	30,084,000
		147,971,490

HEALTH CARE 9.9%
Health Care Property Investors	762,700	23,681,835
Health Care REIT	499,600	19,988,996
Healthcare Realty Trust	112,500	4,321,125
Medical Properties Trust	806,700	10,801,713
Nationwide Health Properties	1,082,200	28,938,028
Senior Housing Properties Trust	941,300	20,087,342
Ventas	869,900	33,525,946
Windrose Medical Properties Trust	610,900	10,800,712
		152,145,697

HOTEL 4.3%
DiamondRock Hospitality Co.	676,800	11,241,648
Equity Inns	1,072,100	17,067,832
Hospitality Properties Trust	503,700	23,774,640
Strategic Hotels & Resorts	721,500	14,343,420
		66,427,540

	Number
	of Shares	Value

INDUSTRIAL 0.1%
ING Industrial Fund (Australia)	787,509	$1,385,155

MORTGAGE 1.8%
Newcastle Investment Corp.	1,036,273	28,404,243

OFFICE 21.0%
Boston Properties	214,500	22,166,430
Brandywine Realty Trust	1,311,266	42,681,708
Equity Office Properties Trust	2,584,765	102,770,257
Highwoods Properties	443,400	16,498,914
HRPT Properties Trust	979,700	11,707,415
Kilroy Realty Corp.	274,000	20,643,160
Mack-Cali Realty Corp.	1,042,600	54,006,680
Maguire Properties	558,800	22,765,512
Parkway Properties	388,700	18,070,663
Reckson Associates Realty Corp.	271,800	11,633,040
		322,943,779

OFFICE/INDUSTRIAL 4.7%
EastGroup Properties	307,400	15,326,964
Liberty Property Trust	1,024,100	48,941,739
Mission West Properties	731,900	8,350,979
		72,619,682

RESIDENTIAL 18.5%
APARTMENT 17.6%
American Campus Communities	751,100	19,160,561
Apartment Investment & Management Co.	990,600	53,898,546
Education Realty Trust	540,700	7,980,732
Equity Residential	1,448,500	73,265,130
GMH Communities Trust	637,900	8,050,298
Home Properties	963,872	55,094,924
Post Properties	486,200	23,104,224
United Dominion Realty Trust	1,011,300	30,541,260
		271,095,675

MANUFACTURED HOME 0.9%
Sun Communities	439,700	14,052,812
TOTAL RESIDENTIAL		285,148,487

	Number of Shares	Value

SELF STORAGE 4.2%
Extra Space Storage	1,366,700	$23,657,577
Sovran Self Storage	380,500	21,136,775
U-Store-It Trust	931,620	19,992,565
		64,786,917

SHOPPING CENTER 14.5%
COMMUNITY CENTER 7.5%
Cedar Shopping Centers	993,800	16,069,746
Developers Diversified Realty Corp.	428,700	23,904,312
Equity One	799,700	19,168,809
Inland Real Estate Corp.	1,540,100	26,982,552
Kite Realty Group Trust	256,600	4,372,464
Ramco-Gershenson Properties Trust	553,300	17,677,935
Urstadt Biddle Properties—Class A	452,677	8,225,141
		116,400,959

REGIONAL MALL 7.0%
CBL & Associates Properties	478,800	20,066,508
Glimcher Realty Trust	932,400	23,104,872
Macerich Co.	308,700	23,572,332
Pennsylvania REIT	464,600	19,778,022
Simon Property Group	232,700	21,087,274
		107,609,008
TOTAL SHOPPING CENTER		224,009,967
TOTAL COMMON STOCK (Identified cost—$946,725,566)		1,373,306,551

	Number
	of Shares	Value

PREFERRED STOCK 10.5%
DIVERSIFIED 1.7%
Colonial Properties Trust, 8.125%, Series D	120,400	$3,129,196
Colonial Properties Trust, 7.62%, Series E	50,500	1,280,175
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)	256,900	5,631,248
Digital Realty Trust, 8.50%, Series A	84,700	2,197,965
Digital Realty Trust, 7.875%, Series B	95,000	2,409,200
Duke Realty Corp., 6.95%, Series M	50,050	1,275,274
Entertainment Properties Trust, 7.75%, Series B	126,000	3,139,920
iStar Financial, 8.00%, Series D	25,000	639,500
iStar Financial, 7.80%, Series F	67,400	1,724,092
iStar Financial, 7.65%, Series G	160,300	4,051,582
		25,478,152

HEALTH CARE 1.4%
Health Care REIT, 7.875%, Series D	21,000	540,750
Health Care REIT, 7.625%, Series F	264,900	6,810,579
LTC Properties, 8.00%, Series F	200,000	5,014,000
Nationwide Health Properties, 7.677%, Series A	49,800	5,034,780
Omega Healthcare Investors, 8.375%, Series D	190,000	4,974,200
		22,374,309

HOTEL 1.4%
Ashford Hospitality Trust, 8.55%, Series A	25,000	643,750
Equity Inns, 8.00%, Series C	125,000	3,175,000
FelCor Lodging Trust, $1.95, Series A (Convertible)	7,000	174,370
Highland Hospitality Corp., 7.875%, Series A	102,000	2,539,800
Host Hotels & Resorts, 8.875%, Series E	39,154	1,036,406
Innkeepers USA Trust, 8.00%, Series C	63,200	1,600,224
LaSalle Hotel Properties, 7.50%, Series D	3,900	97,247
LaSalle Hotel Properties, 8.00%, Series E	125,000	3,225,000
Strategic Hotels & Resorts, 8.50%, Series A	10,000	253,750
Strategic Hotels & Resorts, 8.50%, Series A, 144A(a)	80,200	2,035,075
Strategic Hotels & Resorts, 8.25%, Series B	85,000	2,214,250
Strategic Hotels & Resorts, 8.25%, Series C	31,000	795,150
Sunstone Hotel Investors, 8.00%, Series A	143,000	3,632,200
		21,422,222

	Number
	of Shares	Value

INDUSTRIAL-FOREIGN 0.1%
AMB Property Corp, 6.75%, Series M	36,800	$927,360

MORTGAGE 0.1%
Newcastle Investment Corp., 9.75%, Series B	51,600	1,347,792

OFFICE 2.3%
Alexandria Real Estate Equities, 9.10%, Series B	26,600	674,044
Brandywine Realty Trust, 7.375%, Series D	33,803	849,638
Corporate Office Properties Trust, 7.50%, Series H	45,100	1,140,579
Corporate Office Properties Trust, 7.625%, Series J	33,600	873,600
Cousins Properties, 7.75%, Series A	66,551	1,713,688
Cousins Properties, 7.50%, Series B	159,800	4,062,116
Highwoods Properties, 8.625%, Series A	7,400	7,548,000
HRPT Properties Trust, 8.75%, Series B	183,100	4,742,290
HRPT Properties Trust, 7.125%, Series C	40,000	1,022,400
Kilroy Realty Corp., 7.80%, Series E	19,314	505,061
Kilroy Realty Corp., 7.50%, Series F	212,240	5,382,407
Maguire Properties, 7.625%, Series A	90,900	2,241,594
SL Green Realty Corp., 7.625%, Series C	188,300	4,765,873
SL Green Realty Corp., 7.875%, Series D	3,000	76,470
		35,597,760

OFFICE/INDUSTRIAL 0.2%
PS Business Parks, 8.75%, Series F	51,000	1,291,320
PS Business Parks, 7.00%, Series H	32,500	812,500
PS Business Parks, 7.60%, Series L	32,700	838,592
		2,942,412

RESIDENTIAL—APARTMENT 0.6%
Apartment Investment & Management Co., 9.375%, Series G	92,000	2,439,840
Apartment Investment & Management Co., 8.00%, Series T	77,479	1,966,417
Apartment Investment & Management Co., 7.75%, Series U	64,932	1,647,325
Apartment Investment & Management Co., 8.00%, Series V	9,000	229,320
Apartment Investment & Management Co., 7.875%, Series Y	5,000	126,500
Mid-America Apartment Communities, 8.30%, Series H	125,700	3,206,607
		9,616,009

	Number
	of Shares	Value

SELF STORAGE 0.7%
Public Storage, 7.25%, Series I	124,000	$3,214,080
Public Storage, 7.25%, Series K	263,100	6,777,456
Public Storage, 7.875%, Series S	40,000	1,002,000
		10,993,536

SHOPPING CENTER 2.0%
COMMUNITY CENTER 0.7%
Cedar Shopping Centers, 8.875%, Series A	83,200	2,212,288
Developers Diversified Realty Corp., 8.60%, Series F	33,900	862,077
Developers Diversified Realty Corp., 7.50%, Series I	15,900	403,860
Ramco-Gershenson Property Trust, 9.50%, Series B	25,000	669,125
Regency Centers Corp., 7.25%, Series D	60,100	1,523,535
Tanger Factory Outlet Centers, 7.50%, Series C	130,000	3,315,000
Urstadt Biddle Properties, 8.50%, Series C	10,000	1,075,000
Urstadt Biddle Properties, 7.50%, Series D	14,100	352,923
		10,413,808

REGIONAL MALL 1.3%
CBL & Associates Properties, 8.75%, Series B	48,800	2,515,884
CBL & Associates Properties, 7.75%, Series C	69,500	1,800,050
CBL & Associates Properties, 7.375%, Series D	149,000	3,754,800
Glimcher Realty Trust, 8.75%, Series F	58,800	1,491,168
Glimcher Realty Trust, 8.125%, Series G	90,200	2,263,118
Mills Corp., 9.00%, Series B	35,000	749,000
Mills Corp., 8.75%, Series E	50,200	1,041,148
Mills Corp., 7.875%, Series G	36,000	698,760
Pennsylvania REIT, 11.00%, Series A	19,800	1,092,960
Taubman Centers, 8.00%, Series G	167,000	4,447,210
Taubman Centers, 7.625%, Series H	25,000	642,875
		20,496,973
TOTAL SHOPPING CENTER		30,910,781
TOTAL PREFERRED STOCK (Identified cost—$155,684,966)		161,610,333

		Principal
		Amount	Value

CORPORATE BOND 0.1%
INDUSTRIAL 0.1%
ING Industrial Fund CLS, 7.00%, due 4/2/07(Australia) (b) (Identified cost—$1,758,606)		AUD2,282,126	$1,769,830

TOTAL INVESTMENTS (Identified cost—$1,104,169,138)	99.7%		1,536,686,714

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		4,049,043

NET ASSETS	100.0%		$1,540,735,757

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

(a) Resale is restricted to qualified institutional investors; equals 0.1% of net assets.

(b) Fair valued security.  Aggregate holdings equal 0.1% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 20, 2006